INCOME (LOSS) PER COMMON SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INCOME (LOSS) PER COMMON SHARE
INCOME (LOSS) PER COMMON SHARE

NOTE 15– INCOME (LOSS) PER COMMON SHARE

The calculation of earnings (loss) per share for the three months ended March 31, 2023 and 2022 was as follows:

	Three months ended March 31, 2023	Three months ended March 31, 2022
Numerator:
Net loss	$(2,346,076)	$(68,155,477)
Less preferred dividends	-	-
Net loss attributable to common stockholders	$(2,346,076)	$(68,155,477)
Denominator
Weighted average share – basic	19,718,868	6,199,798
Dilutive effect of common stock equivalents options/warrants	—	—
Preferred C shares	—	—
Denominator
Total weighted average common shares – diluted	19,718,868	6,199,798

Loss per common share - basic	$(0.12)	$(10.99)
Loss per common share - diluted	$(0.12)	$(10.99)

NOTE 16– INCOME (LOSS) PER COMMON SHARE

The calculation of earnings (loss) per share for the years ended December 31, 2022 and 2021 was as follows:

	December 31, 2022	December 31, 2021
Numerator:
Net loss	$(107,741,965)	$(169,675,169)
Less preferred dividends	-	(84,156,455)
Net loss attributable to common stockholders	$(107,741,965)	$(253,831,624)
Denominator
Weighted average share – basic	9,650,178	2,481,545
Dilutive effect of common stock equivalents options/warrants	—	—
Preferred C shares	—	—
Denominator
Total Weighted average common shares – diluted	9,650,178	2,481,545

Income (loss) per common share - basic	$(11.16)	$(102.29)
Income (loss) per common share - diluted	$(11.16)	$(102.29)